INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Estimated amortization expense
2019	$ 2,929
2020	2,880
2021	2,604
2022	2,168
Thereafter	13,848
Intangible assets, net	$ 24,429	$ 27,252